Schedule of Investments

ARK Venture Fund

October 31, 2024 (Unaudited)

	Shares/ Principal/Units	Cost	Value

COMMON STOCKS IN PUBLIC COMPANIES – 10.1%

AEROSPACE & DEFENSE - 0.1%
Archer Aviation, Inc., Class A*	26,391	$118,356	$83,132

AUTOMOBILES - 0.5%
Tesla, Inc.*	1,324	160,124	330,801

BIOTECHNOLOGY - 2.8%
Absci Corp.*	145,672	601,637	559,380
Beam Therapeutics, Inc.*	6,393	142,000	140,071
CRISPR Therapeutics AG (Switzerland)*	12,846	594,498	595,926
Prime Medicine, Inc.*	74,177	292,316	287,807
Recursion Pharmaceuticals, Inc., Class A*	59,986	401,714	379,111
		2,032,165	1,962,295

CAPITAL MARKETS - 1.4%
Coinbase Global, Inc., Class A*	2,481	212,346	444,719
Robinhood Markets, Inc., Class A*	21,108	315,381	495,827
		527,727	940,546

ENTERTAINMENT - 0.7%
ROBLOX Corp., Class A*	4,480	128,197	231,706
Roku, Inc.*	3,916	177,974	250,937
		306,171	482,643

FINANCIAL SERVICES - 0.3%
Block, Inc.*	2,668	160,343	192,950

HEALTHCARE PRODUCTS - 0.8%
Natera Inc*	2,802	350,023	338,930
Twist Bioscience Corp.*	5,161	215,458	208,298
		565,481	547,228

HOTELS, RESTAURANTS & LEISURE - 0.4%
DraftKings, Inc., Class A*	7,897	193,821	278,922

INTERACTIVE MEDIA & SERVICES - 0.3%
Pinterest, Inc., Class A*	6,452	172,771	205,109

IT SERVICES - 0.8%
Shopify, Inc., Class A (Canada)*	7,100	348,928	555,291

LIFE SCIENCES TOOLS & SERVICES - 0.7%
10X Genomics, Inc., Class A*	29,596	448,814	474,424

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Teradyne, Inc.	2,064	203,540	219,218

Schedule of Investments (continued)

ARK Venture Fund

October 31, 2024 (Unaudited)

	Shares/ Principal/Units	Cost	Value
COMMON STOCKS IN PUBLIC COMPANIES (continued)

SOFTWARE - 1.0%
Palantir Technologies, Inc., Class A*	11,082	$178,773	$460,568
Tempus AI, Inc.*	5,247	235,792	234,121
		414,565	694,689
TOTAL COMMON STOCKS IN PUBLIC COMPANIES		5,652,806	6,967,248

	Acquisition Date	Shares/ Principal/Units	Cost	Value

COMMON STOCKS IN PRIVATE COMPANIES – 32.8%

AEROSPACE & DEFENSE - 12.3%
Space Exploration Technologies Corp.*(a)(b)(c)	10/31/23	75,356	6,999,961	8,439,818

DIVERSIFIED FINANCIAL SERVICES - 5.0%
Blockdaemon, Inc.*(a)(b)	6/27/23	517,865	2,010,000	3,480,053

ENTERTAINMENT - 3.9%
Discord Inc.*(a)(b)	11/14/22	11,744	2,723,641	2,681,508

INTERNET - 0.6%
X Holdings, Inc. (Twitter)*(a)(b)	10/28/22	10,000	1,000,000	431,734

SOFTWARE - 11.0%
Databricks, Inc.*(a)(b)(d)	9/23/22	27,922	400,000	2,424,120
Epic Games, Inc.*(a)(b)(c)	9/23/22	6,560	3,133,309	3,664,071
OpenAI Global LLC *(a)(b)(c)	7/31/24	5,797	1,000,000	1,516,669
			4,533,309	7,604,860
TOTAL COMMON STOCKS IN PRIVATE COMPANIES			17,266,911	22,637,973

PREFERRED STOCKS IN PRIVATE COMPANIES – 36.5%

AEROSPACE & DEFENSE - 2.2%
Axiom Space, Inc, Series C*(a)(b)	4/12/23	2,960	500,033	535,938
Boom Technology, Inc., Series D-1 *(a)(b)	5/02/24	15,010	999,966	999,966
			1,499,999	1,535,904

AUTO PARTS & EQUIPMENT - 1.4%
Outrider Technologies, Inc., Series D *(a)(b)	7/23/24	322,131	999,998	999,998

BIOTECHNOLOGY - 4.5%
Relation Therapeutics, Inc., Series Seed-2*(a)(b)	1/26/24	1,841,959	2,999,999	3,112,911

COMPUTERS - 1.0%
Hammerspace, Inc., Series A-1*(a)(b)	7/26/23	511,456	499,999	644,435

ENTERTAINMENT - 0.7%
Lucra, Inc., Series A-1*(a)(b)	7/17/24	226,050	500,000	500,000

Schedule of Investments (continued)

ARK Venture Fund

October 31, 2024 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value
PREFERRED STOCKS IN PRIVATE COMPANIES (continued)

HEALTHCARE PRODUCTS - 4.7%
Freenome, Inc., Series E*(a)(b)	9/23/22	85,711	$999,990	$654,832
Freenome, Inc., Series F*(a)(b)	1/26/24	337,899	2,500,000	2,581,548
			3,499,990	3,236,380

MACHINERY - DIVERSIFIED - 3.8%
Figure AI, Inc., Series B*(a)(b)	2/29/24	189,096	2,499,996	2,607,634

SEMICONDUCTOR - 3.2%
Tenstorrent Holdings, Inc., Series D-1*(a)(b)	7/16/24	12,687	1,050,075	1,000,116
Tenstorrent Holdings, Inc., Series D-2 *(a)(b)	7/16/24	15,393	1,050,000	1,213,430
			2,100,075	2,213,546
SOFTWARE - 11.1%
Anthropic, Inc., Series C-1*(a)(b)	3/31/23	89,078	1,049,998	2,807,738
Mythical, Inc., Series C-1*(a)(b)	4/11/23	60,415	500,001	143,787
Replit, Inc., Series B-1*(a)(b)	1/23/23	25,385	1,000,000	1,320,528
Shield AI, Inc., Series Seed*(a)(b)	1/03/24	22,836	999,988	1,056,850
Shield AI, Inc., Series F*(a)(b)	10/06/23	22,838	999,985	1,056,943
Sortium, Inc., Series Seed-1*(a)(b)	9/27/23	61,111	250,000	272,555
X.AI Corp., Series B*(a)(b)	5/10/24	83,543	1,000,010	1,000,010
			5,799,982	7,658,411

TRANSPORTATION - 3.9%
Flexport, Inc., Series A*(a)(b)	9/23/22	49	670	166
Flexport, Inc., Series B-1*(a)(b)	9/23/22	4,940	67,523	16,697
Flexport, Inc., Series C*(a)(b)	9/23/22	24,640	336,798	83,283
Zipline International, Inc., Series F*(a)(b)	5/30/23	24,877	999,983	1,043,590
Zipline International, Inc., Series G*(a)(b)	7/08/24	35,761	1,500,042	1,500,174
			2,905,016	2,643,910
TOTAL PREFERRED STOCKS IN PRIVATE COMPANIES			23,305,054	25,153,129

SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES – 9.8%

AUTO PARTS & EQUIPMENT - 1.4%
Gatik AI, Inc.*(a)(b)	8/21/24	1,000,000	1,000,000	1,000,000

BROADCAST SERVICES - 0.8%
Kino Tech, Inc.*(a)(b)	2/27/24	500,000	500,000	568,050

COMMERCIAL SERVICES - 0.8%
Critical Ideas, Inc. (Chipper Cash)*(a)(b)	9/23/22	400,000	400,000	526,880

COMPUTERS - 2.2%
Hammerspace, Inc.*(a)(b)	6/25/24	1,500,000	1,500,000	1,500,000

DIVERSIFIED FINANCIAL SERVICES - 1.0%
Atomic Vaults, Inc.*(a)(b)	1/26/24	600,000	600,000	660,180

Schedule of Investments (continued)

ARK Venture Fund

October 31, 2024 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value
SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES (continued)

INTERNET - 0.4%
Firmly, Inc.*(a)(b)	5/22/24	250,000	$250,000	$250,000

SOFTWARE - 3.2%
Graft, Inc.*(a)(b)	10/30/23	250,000	250,000	275,000
Pave Financial, Inc.*(a)(b)	8/16/23	500,000	500,000	672,350
Supersocial, Inc.*(a)(b)	5/10/24	1,000,000	1,000,000	1,000,000
Tilda Technologies, Inc (Humata AI)*(a)(b)	6/27/23	250,000	250,000	281,900
			2,000,000	2,229,250
TOTAL SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES			6,250,000	6,734,360

CONVERTIBLE INTEREST RIGHTS IN PRIVATE COMPANIES– 2.9%

SOFTWARE - 2.9%
OpenAI Global LLC*(a)(b)	7/31/24	7,644	2,001,599	2,000,000
TOTAL CONVERTIBLE INTEREST RIGHTS IN PRIVATE COMPANIES			2,001,599	2,000,000

CONVERTIBLE NOTE IN PRIVATE COMPANIES – 2.9%

COMMERCIAL SERVICES - 0.8%
Critical Ideas, Inc. (Chipper Cash) 10.00%, 02/25/25(a)(b)(e)	8/25/23	500,000	500,000	500,000

ENTERTAINMENT SOFTWARE - 1.4%
Gamefam, Inc. 3.00%, 03/13/26(a)(b)(e)	3/13/24	1,000,000	1,000,000	1,000,000

SOFTWARE - 0.7%
Mythical, Inc. 17.50%, 12/28/24(a)(b)(e)(f)	12/28/23	375,000	375,000	494,388
TOTAL CONVERTIBLE NOTE IN PRIVATE COMPANIES			1,875,000	1,994,388

WARRANT IN PRIVATE COMPANIES – 1.4%

SOFTWARE - 1.4%
Mythical, Inc.*(a)(b)(f)	12/28/23	384,213	0	988,362
TOTAL WARRANTS IN PRIVATE COMPANIES			0	988,362

	Shares/ Principal/Units	Cost	Value

MONEY MARKET FUND – 5.0%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.74%(g)	3,459,646	3,459,646	3,459,646
TOTAL INVESTMENTS – 101.4%		59,811,016	69,935,106
Liabilities in Excess of Other Assets–(1.4)%			(938,492)
Net Assets–100.0%			$68,996,614

*	Non-income producing security
(a)	Investment fair valued by ARK Investment Management LLC (the “Adviser”) in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and are subject to the oversight of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.
(b)	Restricted security; security may not be publicly sold without registration under the Securities Act of 1933, as amended. As of October 31, 2024, total investments in restricted securities were $59,508,212 and are classified as Level 3.
(c)	All or a portion of these securities have been purchased through unaffiliated Special Purpose Vehicles (“SPVs”) in which the Fund has a direct investment of ownership units of the SPVs. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage.
(d)	The Fund held a $400,000 simple agreement to purchase equity in Mosaic ML, Inc. which was acquired by Databricks, Inc. effective July 12, 2023. The acquisition was an all-stock transaction where the Fund received 26,371 common shares of Databricks, Inc. with an additional indemnity holdback of 1,551 common shares.
(e)	PIK denotes that all or a portion of the income is paid in-kind in the form of additional principal.
(f)	The Fund entered into a Secured and Convertible Promissory Note and Warrant Purchase Agreement with Mythical, Inc. on December 28, 2023. The warrants are exercisable at the next qualified equity financing at $0.001 per share up to two times the portion of the Fund's convertible note amount.
(g)	Rate shown represents annualized 7-day yield as of October 31, 2024.

October 31, 2024 (Unaudited)

Fair value measurements

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund's own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 —	Quoted prices in active markets for identical assets.

• Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 —	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s investments as of October 31, 2024:

Investment in Securities	Level 1	Level 2	Level 3	Total
Preferred Stocks in Private Companies‡	$–	$–	$25,153,129	$25,153,129
Common Stocks in Private Companies‡	–	–	22,637,973	22,637,973
Common Stocks in Public Companies‡	6,967,248	–	–	6,967,248
Simple Agreement to Purchase Equity in Private Companies‡	–	–	6,734,360	6,734,360
Convertible Interest Rights in Private Companies‡	–	–	2,000,000	2,000,000
Convertible Note in Private Companies‡	–	–	1,994,388	1,994,388
Warrant in Private Companies‡	–	–	988,362	988,362
Money Market Fund	3,459,646	–	–	3,459,646
Total	$10,426,894	$–	$59,508,212	$69,935,106

‡	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented below:

	Common Stocks In Private Companies	Preferred Stocks In Private Companies	Simple Agreement To Purchase Equity In Private Companies	Convertible Note In Private Companies	Convertible Interest Rights in Private Companies	Warrant In Private Companies	Total
Balance at July 31, 2024	$20,194,237	$25,092,048	$5,676,605	$1,994,388	$–	$988,362	$53,945,640
Purchases	–	–	1,000,000	–	2,001,599	–	3,001,599
Sales	–	–	–	–	–	–	–
Transfer into Level 3	–	–	–	–	–	–	–
Transfer out of Level 3	–	–	–	–	–	–	–
Net Realized Gain (Loss)	–	–	–	–	–	–	–
Net Change in Unrealized Appreciation	2,443,736	61,081	57,755	–	(1,599)	–	2,560,973
Ending Balance at October 31, 2024	22,637,973	25,153,129	6,734,360	1,994,388	2,000,000	988,362	59,508,212
Net Change in Unrealized Appreciation on Level 3 securities still held as of October 31, 2024	$2,443,736	$61,081	$57,755	$–	$(1,599)	$–	$2,560,973

October 31, 2024 (Unaudited)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2024.

Asset type	Fair Value at October 31, 2024	Valuation Approach	Significant Unobservable Inputs	Impact to value if Input Increases*	Range	Weighted Average

Preferred Stocks in Private Companies	$25,153,129	Market Approach	Precedent Transactions Market Movement Estimated Transaction Price	Increase Increase Increase	N/A 3.33% - 41.09% $2.55 - $2.55	N/A 8.75% $2.55
Common Stocks in Private Companies	22,637,973	Market Approach	Precedent Transactions Market Movement	Increase Increase	N/A 8.73% - 16.80%	N/A 13.29%
Simple Agreement to Purchase Equity in Private Companies	6,734,360	Market Approach	Precedent Transactions Market Movement	Increase Increase	N/A 10.03% - 34.47%	N/A 22.24%
Convertible Interest Rights in Private Companies	2,000,000	Market Approach	Precedent Transactions	Increase	N/A	N/A

Convertible Note in Private Companies	1,994,388	Market Approach	Precedent Transactions Estimated Transaction Price	Increase Increase	N/A $2.55 - $2.55	N/A $2.55
Warrant in Private Companies	988,362	Market Approach	Estimated Transaction Price Estimated Time to Exit	Increase Decrease	$2.55 - $2.55 0.25 - 0.25 Years	$2.55 0.25 Years

*	Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.